SCHEDULE OF DEPOSITS AND OTHER RECEIVABLES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Deposits And Other Receivables
Deposits	$ 304,324	$ 305,170
Prepayment	87,488	23,039
Other receivables	82,085
Deposits and other receivables	$ 473,897	$ 328,209